Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents

24. Cash and Cash Equivalents

Cash and cash equivalents balances are spread across a wide number of highly-rated financial institutions. The credit risk attaching to these items is documented in note 23.

Cash and cash equivalents are included in the Consolidated Balance Sheet at amortised cost and are analysed as follows:

	2018 €m	2017 €m
Cash at bank and in hand	814	737

Investments (short-term deposits)	1,532	1,378
Total	2,346	2,115

Cash at bank earns interest at floating rates based on daily deposit bank rates. Short-term deposits, which include bank and money market deposits, are made for varying periods of between one day and three months depending on the immediate cash requirements of the Group, and earn interest at the respective short-term deposit rates.

Cash and cash equivalents at amortised cost include the following for the purposes of the Consolidated Statement of Cash Flows:

	2018 €m	2017 €m
Cash at bank and in hand	814	737

Investments (short-term deposits)	1,532	1,378

Cash at bank and in hand reclassified as held for sale	-	20
Total	2,346	2,135